Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expenses [Line Items]
Income tax expenses, current	$ 11,347	$ 7,517
Income tax expenses, deferred	42,025	65,910
Income tax expense	53,372	73,427
Canada
Income Tax Expenses [Line Items]
Income tax expenses, current	2,872	3,296
Income tax expenses, deferred	(14,197)	(14,168)
Income tax expense	(11,325)	(10,872)
United States
Income Tax Expenses [Line Items]
Income tax expenses, current	8,475	4,221
Income tax expenses, deferred	56,222	80,078
Income tax expense	$ 64,697	$ 84,299